Accounts Receivable, Net - Schedule of Allowance for Credit Losses (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Dec. 31, 2025 SGD ($)
Schedule of Allowance for Credit Losses [Abstract]
Allowance for expected credit losses, beginning	$ 49,335	$ 63,845	$ 60,994
Additions			2,851
Allowance for expected credit losses, ending	$ 49,335	$ 63,845	$ 63,845